Consolidated and Combined Carve-Out Statements of Operations (Parenthetical) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Feb. 14, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]
Cash distributions declared	$ 0.752	$ 0.752	$ 0.435	$ 0.435	$ 0.435